Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income or loss before income tax were as follows:

	Year Ended December 31, 2022	For the period from March 10, 2021 (Inception) to December 31, 2021
Switzerland	$(62,115,251)	$(53,663,726)
Foreign	(2,354,434)	24,866
Total	$(64,469,685)	$(53,638,860)

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	Year Ended December 31, 2022	For the period from March 10, 2021 (Inception) to December 31, 2021
Statutory income tax rate	11.9%	11.9%
Change in prior year estimates	0.1%	—%
Change in valuation allowance	(10.0)%	(10.9)%
Non-deductible expense	(1.4)%	(1.0)%
Other	(0.5)%	0.1%
Effective income tax rate	0.1%	0.1%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets were:

	December 31, 2022	December 31, 2021
Intangible assets	$4,492,435	$2,963,340
Defined benefit plan	33,451	8,497
Net operating loss carry forward	7,210,383	2,873,281
Total deferred tax assets (gross)	11,736,269	5,845,118
Valuation allowance	(11,736,269)	(5,845,118)
Total deferred tax asset (net)	$—	$—